Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2017
Registrant Name	HSBC FUNDS
Central Index Key	0000798290
Amendment Flag	false
Document Creation Date	Apr. 19, 2018
Document Effective Date	Apr. 19, 2018
Prospectus Date	Feb. 28, 2018
HSBC Frontier Markets Fund | Class A Shares
Risk/Return:
Trading Symbol	HSFAX
HSBC Frontier Markets Fund | Class I Shares
Risk/Return:
Trading Symbol	HSFIX